OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Long-Term Assets

at December 31	2020	2019
(millions of Canadian $)

Capital projects in development	231	1,715
Employee post-retirement benefits (Note 24)	207	162
Long-term contract assets (Note 5)	192	102
Deferred income tax assets (Note 17)	177	37
Fair value of derivative contracts (Note 25)	41	7
Other	131	145
	979	2,168